Accrued Expenses	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
ACCRUED EXPENSES [Text Block]

NOTE 9 -	ACCRUED EXPENSES

Accrued expenses as of December 31, 2011 and 2010 consist of the following:

	December 31,	December 31,
	2011	2010

Accrued voyage expenses	$1,279	$767
Accrued loan interest	1,397	813
Accrued legal and professional fees	310	361

Total accrued expenses	$2,986	$1,941